ROYALTIES, AND MINING AND INCOME TAX - Unrecognized (Details) - ZAR (R) R in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Tax losses	R 3,480.0	R 3,558.2	R 2,644.8
Other deductible temporary differences	27,679.6	24,122.2	17,446.9
Deferred tax assets not recognised	7,564.8	5,242.9	4,554.5
Wits Gold
Income tax
Tax losses	63.9	64.6	64.6
Deferred tax assets not recognised	17.9	18.1	18.1
Ezulwini
Income tax
Other deductible temporary differences	3,208.4	2,923.7	2,909.1
Deferred tax assets not recognised	1,522.8	1,544.1	1,531.7
Rand Refinery
Income tax
Tax losses	1,132.7	886.6
Other deductible temporary differences	4,115.7	4,045.7	1,125.3
Deferred tax assets not recognised	1,469.6
DRDGOLD Limited
Income tax
Tax losses	37.3
Other deductible temporary differences	602.9
Deferred tax assets not recognised	130.0
Burnstone
Income tax
Other deductible temporary differences	13,419.8	11,306.8	10,012.6
Deferred tax assets not recognised	3,757.5	3,165.9	2,803.5
Ridge Mining Services Proprietary Limited
Income tax
Other deductible temporary differences	715.5	499.5	643.9
Deferred tax assets not recognised	200.3	139.9	180.3
Stillwater Canada, Inc. [Member]
Income tax
Other deductible temporary differences	1,916.4	1,550.8
Deferred tax assets not recognised	395.4	284.4
South Africa Region [Member] | Other
Income tax
Tax losses	15.9	15.9	19.0
Other deductible temporary differences	48.9	54.2	55.6
Deferred tax assets not recognised	18.1	19.6	20.9
US Region/ Stillwater2 | Other
Income tax
Other deductible temporary differences	172.0	183.3	R 55.6
Deferred tax assets not recognised	R 53.2	R 70.9